PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Other receivables	¥ 25,586	¥ 26,455
Advances to suppliers	5,066	5,937
Value-added input tax to be deducted	25,313	21,331
Prepaid income tax	1,879	300
Prepaid expenses and other current assets	¥ 57,844	¥ 54,023